Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 1,189,434	¥ 952,912
1 to 89 days past due, Performing	8,345	7,977
Greater than 90 days past due, Nonperforming	12,401	16,207
Total	1,210,180	977,096
Greater than 90 days and accruing	1,675	1,633
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	569,533	330,976
1 to 89 days past due, Performing	1,610	1,576
Greater than 90 days past due, Nonperforming	3,232	4,428
Total	574,375	336,980
Greater than 90 days and accruing	649	186
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	381,643	400,128
1 to 89 days past due, Performing	4,429	3,453
Greater than 90 days past due, Nonperforming	8,265	10,368
Total	394,337	413,949
Greater than 90 days and accruing	1,026	1,447
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	236,375	219,617
1 to 89 days past due, Performing	2,306	2,943
Greater than 90 days past due, Nonperforming	848	1,342
Total	239,529	223,902
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	1,883	2,191
1 to 89 days past due, Performing		5
Greater than 90 days past due, Nonperforming	56	69
Total	1,939	2,265
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	227,050	196,056
Past due	8,672	9,372
Total	235,722	205,428
Past due and accruing